Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		2 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 08, 2014
Revenue	$ 4,620,619	$ 2,659,294	$ 12,262,198	$ 15,641,062
Cash deposits in excess of FDIC limit			10,572,702	3,128,187
Note receivable, monthly amount			15,000
Note receivable interest rate			17.00%
Accrued interest, note receivable			156,323	15,211
Impairment of inventory			153,633	211,555
Impairment expense for future impairmant of monitoring equipment			220,318
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss			3,710	4,740
Depreciation Expense	228,050	190,992	276,355	231,853
Amortization expense			844,172	1,230,293
Disposal of lease monitoring equipment	12,575	10,771	209,757	296,526
Research and development expenses	464,178	319,570	1,605,662	987,934
Advertising costs			60,505	30,782
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	323,251	466,094	347,251	604,006
Revenue [Member] | Customer B [Member]
Revenue			1,501,940	1,622,327	387,483
Revenue [Member] | Customer C [Member]
Revenue			1,431,854	1,514,581	518,137
Revenue [Member] | All Concentration Risk Customers [Member]
Revenue					$ 905,620